Short Duration Inflation-Protected Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.1%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$718	$ 643,254
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	814	813,329
LL ABS Trust, Series 2022-1A, Class A, 3.76%, 11/15/29(1)	450	447,597
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	34	31,933
Oportun Funding LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	162	161,434
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(1)	615	612,353
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	548	508,037
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	959,886
Total Asset-Backed Securities (identified cost $4,451,365)		$ 4,177,823

Commercial Mortgage-Backed Securities — 4.6%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.368%, (1 mo. SOFR + 1.034%), 10/15/36(1)(2)	$ 2,193	$ 2,190,537
Series 2021-VOLT, Class B, 6.398%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	5,000	4,923,882
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.701%, (1 mo. SOFR + 1.367%), 12/15/37(1)(2)	3,135	3,141,496
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.612%, 8/10/50(1)(3)	391	354,889
Series 2015-CR22, Class D, 4.202%, 3/10/48(1)(3)	1,000	834,278
Extended Stay America Trust, Series 2021-ESH, Class A, 6.528%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	2,967	2,959,206
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.53%, (1 mo. SOFR + 1.197%), 5/15/38(1)(2)	3,000	2,991,261
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.045%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	1,534	1,551,000
Total Commercial Mortgage-Backed Securities (identified cost $19,007,856)		$ 18,946,549

U.S. Treasury Obligations — 93.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
1.75%, 1/15/28(4)	$16,123	$ 16,114,583
2.00%, 1/15/26(4)	18,566	18,519,048
2.375%, 1/15/27(4)	19,795	20,068,602
3.625%, 4/15/28(4)	15,188	16,321,458
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/25(4)	9,510	9,224,402
0.125%, 10/15/25(4)	24,852	24,069,185
0.125%, 4/15/26(4)	23,418	22,423,539
0.125%, 7/15/26(4)	28,183	27,051,547
0.125%, 10/15/26(4)	25,846	24,709,245
0.125%, 4/15/27(4)	23,927	22,632,079
0.375%, 7/15/25(4)	25,897	25,263,371
0.375%, 1/15/27(4)	25,424	24,337,657
0.375%, 7/15/27(4)	28,872	27,609,729
0.50%, 1/15/28(4)	23,653	22,522,746
0.625%, 1/15/26(4)	32,308	31,383,290
0.75%, 7/15/28(4)	9,786	9,429,835
1.25%, 4/15/28(4)	10,237	10,026,869
1.625%, 10/15/27(4)	26,952	26,896,653
2.375%, 10/15/28(4)	3,008	3,110,706
Total U.S. Treasury Obligations (identified cost $397,015,522)		$381,714,544

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(5)	1,423,932	$ 1,423,932
Total Short-Term Investments (identified cost $1,423,932)		$ 1,423,932
Total Investments — 99.0% (identified cost $421,898,675)		$406,262,848
Other Assets, Less Liabilities — 1.0%		$ 4,115,222
Net Assets — 100.0%		$410,378,070

Short Duration Inflation-Protected Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $23,124,372 or 5.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.27% (pays upon termination)	3/28/25	$ (332,576)
USD	35,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.04% (pays upon termination)	4/25/25	(390,017)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	402,914
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	486,474
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	524,758
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(573,151)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	839,903
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	205,672
							$1,163,977
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

Short Duration Inflation-Protected Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,423,932, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,295,921	$35,019,778	$(34,891,767)	$ —	$ —	$1,423,932	$23,329	1,423,932
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 4,177,823	$ —	$ 4,177,823
Commercial Mortgage-Backed Securities	—	18,946,549	—	18,946,549
U.S. Treasury Obligations	—	381,714,544	—	381,714,544
Short-Term Investments	1,423,932	—	—	1,423,932
Total Investments	$1,423,932	$404,838,916	$ —	$406,262,848
Swap Contracts	$ —	$ 2,459,721	$ —	$ 2,459,721
Total	$1,423,932	$407,298,637	$ —	$408,722,569
Liability Description
Swap Contracts	$ —	$ (1,295,744)	$ —	$ (1,295,744)
Total	$ —	$ (1,295,744)	$ —	$ (1,295,744)
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.
3